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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-01920
                                   ---------------------------------------------

                                  Stralem Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    645 Madison Avenue             New York, New York                 10022
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                               Philippe E. Baumann

Stralem & Company Incorporated   645 Madison Avenue   New York, New York   10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 888-8123
                                                   -----------------------------

Date of fiscal year end:        October 31, 2009
                           ----------------------------

Date of reporting period:       January 31, 2009
                           ----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)
================================================================================

  SHARES      COMMON STOCKS - 91.1%                                    VALUE
-----------   ---------------------                                ------------
              CONSUMER DISCRETIONARY - 4.0%
                 HOTELS, RESTAURANTS & LEISURE - 4.0%
    53,300          McDonald's Corp.                               $  3,092,466
                                                                   ------------

              CONSUMER STAPLES - 3.7%
                 HOUSEHOLD PRODUCTS - 1.0%
    13,900          Procter & Gamble Co. (The)                          757,550
                                                                   ------------
                 PERSONAL PRODUCTS - 2.7%
   100,700          Avon Products, Inc.                               2,059,315
                                                                   ------------

              ENERGY - 17.8%
                 ENERGY EQUIPMENT & SERVICES - 0.7%
    14,000          Schlumberger Ltd.                                   571,340
                                                                   ------------
                 OIL, GAS & CONSUMABLE FUELS - 17.1%
    46,400          Chevron Corp.                                     3,272,128
    42,900          Devon Energy Corp.                                2,642,640
    63,500          Occidental Petroleum Corp.                        3,463,925
    99,600          XTO Energy, Inc.                                  3,694,164
                                                                   ------------
                                                                     13,072,857
                                                                   ------------
              FINANCIALS - 2.8%
                 INSURANCE - 2.8%
    87,500          Loews Corp.                                       2,135,000
                                                                   ------------

              HEALTH CARE - 11.7%
                 PHARMACEUTICALS - 11.7%
    41,200          Abbott Laboratories                               2,284,128
    52,700          Eli Lilly & Co.                                   1,940,414
    33,900          Johnson & Johnson                                 1,955,691
   189,300          Pfizer, Inc.                                      2,759,994
                                                                   ------------
                                                                      8,940,227
                                                                   ------------

              INDUSTRIALS - 21.8%
                 AEROSPACE & DEFENSE - 4.9%
    37,800          L-3 Communications Holdings, Inc.                 2,986,956
    16,000          United Technologies Corp.                           767,840
                                                                   ------------
                                                                      3,754,796
                                                                   ------------
                 ELECTRICAL EQUIPMENT - 3.6%
    84,800          Emerson Electric Co.                              2,772,960
                                                                   ------------
                 INDUSTRIAL CONGLOMERATES - 2.8%
   175,000          General Electric Co.                              2,122,750
                                                                   ------------
                 MACHINERY - 10.5%
    76,900          Caterpillar, Inc                                  2,372,365
    52,200          Danaher Corp.                                     2,919,546
    72,500          Parker Hannifin Corp.                             2,770,225
                                                                   ------------
                                                                      8,062,136
                                                                   ------------

              INFORMATION TECHNOLOGY - 13.9%
                 COMMUNICATIONS EQUIPMENT - 2.2%
   112,700          Cisco Systems, Inc. (a)                           1,687,119
                                                                   ------------
                 COMPUTERS & PERIPHERALS - 6.8%
    65,500          Hewlett-Packard Co.                               2,276,125
    31,800          International Business Machines Corp.             2,914,470
                                                                   ------------
                                                                      5,190,595
                                                                   ------------


SEE NOTES TO SCHEDULE OF INVESTMENTS.                                          1

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)
================================================================================

  SHARES      COMMON STOCKS - 91.1% (CONTINUED)                        VALUE
-----------   ---------------------------------                    ------------

              INFORMATION TECHNOLOGY - 13.9% (CONTINUED)
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
   146,400          Intel Corp.                                    $  1,888,560
                                                                   ------------
                 SOFTWARE - 2.4%
   107,100          Microsoft Corp.                                   1,831,410
                                                                   ------------

              MATERIALS - 2.7%
                 CHEMICALS - 2.7%
   175,700          Dow Chemical Co.                                  2,036,363
                                                                   ------------

              UTILITIES -12.7%
                 ELECTRIC UTILITIES - 8.4%
   223,300          Duke Energy Corp.                                 3,382,995
    91,300          Southern Co. (The)                                3,053,985
                                                                   ------------
                                                                      6,436,980
                                                                   ------------
                 MULTI-UTILITIES - 4.3%
    80,600          Consolidated Edison, Inc.                         3,284,450
                                                                   ------------

              TOTAL COMMON STOCKS (COST $81,192,101)               $ 69,696,874
                                                                   ------------

              MONEY MARKET FUNDS - 8.9%
              -------------------------
 3,485,868    Dreyfus Government Managed Money
                 Market Fund, 0.36%*                               $  3,485,868
 3,356,448    Dreyfus Treasury Prime Money Market Fund, 0.01%*        3,356,448
                                                                   ------------
              TOTAL MONEY MARKET FUNDS (COST $6,842,316)           $  6,842,316
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE - 100.0%
                 (COST $88,034,417)                                $ 76,539,190
              LIABILITIES IN EXCESS OF  OTHER ASSETS - (0.0%)           (15,916)
                                                                   ------------
              NET ASSETS - 100.0%                                  $ 76,523,274
                                                                   ============

(a)   Non-income producing.
*     Rate shown is the 7-day effective yield at January 31, 2009.


SEE NOTES TO SCHEDULE OF INVESTMENTS.                                          2

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)
================================================================================

1.    SECURITY VALUATION

The securities of Stralem Equity Fund (the "Fund") that are traded on U.S. stock exchanges are generally valued at the last reported sales price. If there have been no sales on any business day, a security is valued at the closing price. U.S. Treasury Bills (maturing in 60 days or less) are valued at amortized cost, which approximates fair value. Investments in money market funds are valued at net asset value.

Securities without a readily available price quotation may be priced at fair value as determined in good faith by the management of the Fund. Fair valuation would be initiated in instances when prices of individual portfolio securities are "not readily available" or when there is an occurrence of a "significant event" that occurs after market closings but before the Fund's NAV is determined. Such fair value pricing is determined according to procedures adopted by the Board of Trustees.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, all of the inputs used to value the Fund's investments were Level 1.

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Realized gains and losses on sales of investments are calculated on a specific identification basis.

3.    INVESTMENT TRANSACTIONS

The following information is computed on a tax basis for each item as of January 31, 2009:

            Cost of portfolio investments              $ 88,034,417
                                                       ============
            Gross unrealized appreciation              $  7,059,804
            Gross unrealized depreciation               (18,555,031)
                                                       ------------
            Net unrealized depreciation                $(11,495,227)
                                                       ============

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             Stralem Fund
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Philippe E. Baumann
                              --------------------------------------------------
                                    Philippe E. Baumann

Date         February 24, 2009
      -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Philippe E. Baumann
                              --------------------------------------------------
                                    Philippe E. Baumann, President

Date         February 24, 2009
      -------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date         February 24, 2009
      -------------------------------

* Print the name and title of each signing officer under his or her signature.